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                         CENTRAL SECURITIES CORPORATION





                                   ----------





                         INTERIM REPORT TO STOCKHOLDERS

                            AS OF SEPTEMBER 30, 1999



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

To the Stockholders of

CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended September 30, 1999 and other pertinent information prepared by management without audit by independent auditors are submitted herewith.

      Comparative market values of net assets are as follows:


                                               Sept. 30, 1999   June 30, 1999   Dec. 31, 1998
                                               --------------   -------------   -------------
Net assets .................................     $500,498,395    $528,821,518    $476,463,575

Convertible Preference Stock at liquidation
   preference ..............................                *      (8,914,900)     (8,986,125)
                                                 ------------    ------------    ------------
Net assets applicable to Common Stock ......     $500,498,395    $519,906,618    $467,477,450
                                                 ============    ============    ============
Net asset coverage per share of Convertible
   Preference Stock ........................                *    $   1,482.97    $   1,325.55

Net assets per share of Common Stock .......     $      31.30           34.98           31.43

Pro forma net assets per share, reflecting
   conversion of the Convertible Preference
   Stock ...................................            31.30           32.72           29.44

      Shares of Convertible Preference Stock
         outstanding .......................                *         356,596         359,445

      Shares of Common Stock outstanding ...       15,991,310      14,860,933      14,872,742


      Comparative figures of income are as follows:

                                                              Nine months ended September 30,
                                                              -------------------------------
                                                                  1999              1998
                                                                  ----              -----
Net investment income .....................................   $  3,946,813      $  4,019,830

    Number of times Preferred dividend earned .............            7.3               7.4

    Per share of Common Stock .............................            .23**             .25**

Net realized gain on sale of investments ..................     31,582,633        20,569,234

Decrease in net unrealized appreciation of investments ....     (3,185,175)      (55,097,640)

Increase (decrease) in net assets resulting from operations     32,344,271       (30,508,576)

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*  On August 1, 1999 the Corporation  redeemed the remaining shares of the $2.00
   Series D Convertible Preference Stock.

** Per-share data are based on the average number of Common shares outstanding during the nine-month period and are after recognition of the dividend requirement on the Convertible Preference Stock.


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

                                 PRINCIPAL PORTFOLIO CHANGES*
                                January 1 to September 30, 1999
                           (Common Stock unless specified otherwise)

                                                                     Number of Shares
                                                         --------------------------------------------
                                                                                            Held
                                                                                        September 30,
                                                         Purchased         Sold             1999
                                                         ---------         ----         -------------
Analog Devices, Inc. ................................                      20,000          700,000
Arrow Electronics, Inc. .............................      50,000                          450,000
The Bank of New York Company, Inc. ..................                     200,000          700,000
Brady Corporation ...................................                      30,000          570,000
Church & Dwight Co., Inc. ...........................     300,000(a)                       600,000
Cincinnati Bell Inc. ................................     200,000                          350,000
Conoco Inc. Class A .................................     100,000                          100,000
Convergys Corporation ...............................     280,000                          680,000
The DII Group Incorporated ..........................                     100,000          500,000
Electronic Data Systems Corporation .................                     100,000               --
Household International, Inc. .......................                      20,000          430,000
Intel Corporation ...................................                      40,000          780,000
Internet SportStations, Inc. ........................     100,000                          100,000
Nextel Communications, Inc. Class A .................                      60,000          150,000
UnumProvident Corporation ...........................     200,000(b)                       200,000
Vesta Insurance Group, Inc. .........................                     100,000               --

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 * Excludes "Miscellaneous -- Other investments."
(a)Stock split.
(b)Of which 160,600 were received in exchange for 220,000 shares of Provident Companies, Inc.

                                   ----------

      In the quarter ended September 30, 1999 the Corporation repurchased 154,417 shares of its Common Stock at an average price per share of $26.77. These shares were purchased on the American Stock Exchange or in private transactions with stockholders. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.


                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President

375 Park Avenue
New York, NY 10152
October 26, 1999


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

                               BOARD OF DIRECTORS

DONALD G. CALDER                                      DUDLEY D. JOHNSON
     President                                             President
     G. L. Ohrstrom & Co., Inc.                            Young & Franklin Inc.
     New York, NY                                          Liverpool, NY

JAY R. INGLIS                                         WILMOT H. KIDD
     Executive Vice President                              President
     Holt Corporation
     New York, NY


                              C. CARTER WALKER, JR.
                                 Washington, CT


                                    OFFICERS

                        WILMOT H. KIDD, President
                        CHARLES N. EDGERTON, Vice President and Treasurer KAREN E. RILEY, Secretary



                                     OFFICE


                       375 Park Avenue, New York, NY 10152
                                  212-688-3011
                            www.centralsecurities.com


                        CUSTODIAN

                            UMB Bank, N.A.
                                 P.O. Box 419226, Kansas City, MO 64141-6226


                        TRANSFER AGENT AND REGISTRAR

                            EquiServe, First Chicago Trust Division
                                 P. O. Box 2500, Jersey City, NJ 07303-2500


                        INDEPENDENT AUDITORS

                            KPMG LLP
                                 345 Park Avenue, New York, NY 10154


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